Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Debt
Note 8—Debt
Post-emergence Debt
Senior Secured Revolving Credit Facility
On the Effective Date, Finco and Noble International Finance Company (“NIFCO”) entered into the Revolving Credit Agreement providing for the $675.0 million Revolving Credit Facility and canceled all debt that existed immediately prior to the Effective Date. The Revolving Credit Facility matures on July 31, 2025. Subject to the satisfaction of certain conditions, Finco may from time to time designate one or more of Finco’s other wholly-owned subsidiaries as additional borrowers under the Revolving Credit Agreement (collectively with Finco and NIFCO, the “Borrowers”). As of the Effective Dat
e, $177.5 million of loans were outstanding, and $8.8 million of letters of credit were issued, under the Revolving Credit Facility. As of
September
30, 2021, we had $190.0 million of loans outstanding and $8.7 million of letters of credit issued under the Revolving Credit Facility and an additional $11.7 million in letters of credit and surety bonds issued under bilateral arrangements.
All obligations of the Borrowers under the Revolving Credit Agreement, certain cash management obligations and certain swap obligations are unconditionally guaranteed, on a joint and several basis, by Finco and certain of its direct and indirect subsidiaries (collectively with the Borrowers, the “Credit Parties”), including a guarantee by each Borrower of the obligations of each other Borrower under the Revolving Credit Agreement. All such obligations, including the guarantees of the Revolving Credit Facility, are secured by senior priority liens on substantially all assets of, and the equity interests in, each Credit Party, subject to certain exceptions and limitations described in the Revolving Credit Agreement. Neither Pacific Drilling nor any of its subsidiaries is a subsidiary guarantor of the Revolving Credit Facility, and none of their assets secure the Revolving Credit Facility.
The loans outstanding under the Revolving Credit Facility bear interest at a rate per annum equal to the applicable margin plus, at Finco’s option, either: (i) the reserve-adjusted LIBOR or (ii) a base rate, determined as the greatest of (x) the prime loan rate as published in the Wall Street Journal, (y) the federal funds effective rate plus
1
⁄
2
of 1%, and (z) the reserve-adjusted
one-month
LIBOR plus 1%. The applicable margin is initially 4.75% per annum for LIBOR loans and 3.75% per annum for base rate loans and will be increased by 50 basis points after July 31, 2024, and may be increased by an additional 50 basis points under certain conditions described in the Revolving Credit Agreement.
The Borrowers are required to pay customary quarterly commitment fees and letter of credit and fronting fees.
Availability of borrowings under the Revolving Credit Agreement is subject to the satisfaction of certain conditions, including restrictions on borrowings if, after giving effect to any such borrowings and the application of the proceeds thereof, (i) the aggregate amount of Available Cash (as defined in the Revolving Credit Agreement) would exceed $100.0 million, (ii) the Consolidated First Lien Net Leverage Ratio (as defined in the Revolving Credit Agreement) would be greater than 5.50 to 1.00 and the aggregate principal amount outstanding under the Revolving Credit Facility would exceed $610.0 million, or (iii) the Asset Coverage Ratio (as described below) would be less than 2.00 to 1.00.
Mandatory prepayments and, under certain circumstances, commitment reductions are required under the Revolving Credit Facility in connection with (i) certain asset sales, asset swaps and events of loss (subject to reinvestment rights if no event of default exists) and (ii) certain debt issuances. Available Cash in excess of $150.0 million is also required to be applied periodically to prepay loans (without a commitment reduction). The loans under the Revolving Credit Facility may be voluntarily prepaid, and the commitments thereunder voluntarily terminated or reduced, by the Borrowers at any time without premium or penalty, other than customary breakage costs.
The Revolving Credit Agreement obligates Finco and its restricted subsidiaries to comply with the following financial maintenance covenants:

•
as of the last day of each fiscal quarter in 2021, Adjusted EBITDA (as defined in the Revolving Credit Agreement) is not permitted to be lower than $25.0 million for the four fiscal quarter periods ending on each of September 30, 2021 and December 31, 2021;

•
as of the last day of each fiscal quarter ending on or after March 31, 2022, the ratio of Adjusted EBITDA to Cash Interest Expense (as defined in the Revolving Credit Agreement) is not permitted to be less than (i) 2.00 to 1.00 for each four fiscal quarter period ending on or after March 31, 2022 until June 30, 2024, and (ii) 2.25 to 1.00 for each four fiscal quarter period ending thereafter; and

•
for each fiscal quarter ending on or after June 30, 2021, the ratio of (x) Asset Coverage Aggregate Rig Value (as defined in the Revolving Credit Agreement) to (y) the aggregate principal amount of loans and letters of credit outstanding under the Revolving Credit Facility (the “Asset Coverage Ratio”) as of the last day of any such fiscal quarter is not permitted to be less than 2.00 to 1.00.

The Revolving Credit Facility contains affirmative and negative covenants, representations and warranties and events of default that the Company considers customary for facilities of this type.
Second Lien Notes Indenture
On the Effective Date, pursuant to the Backstop Commitment Agreement and in accordance with the Plan, Noble and Finco consummated the Rights Offering of Second Lien Notes and associated Ordinary Shares at an aggregate subscription price of $200.0 million.
An aggregate principal amount of $216.0 million of Second Lien Notes was issued in the Rights Offering, which includes the aggregate subscription price of $200.0 million plus a backstop fee of $16.0 million which was paid in kind. The Second Lien Notes mature on February 15, 2028. The Second Lien Notes are fully and unconditionally guaranteed, jointly and severally, on a senior secured second-priority basis, by the direct and indirect subsidiaries of Finco that are Credit Parties under the Revolving Credit Facility. Neither Pacific Drilling nor any of its subsidiaries is a subsidiary guarantor of the Second Lien Notes, and none of their assets secure the Second Lien Notes.
The Second Lien Notes and such guarantees are secured by senior priority liens on the assets subject to liens securing the Revolving Credit Facility, including the equity interests in Finco and each guarantor of the Second Lien Notes, all of the rigs owned by the Company as of the Effective Date or acquired thereafter, certain assets related thereto, and substantially all other assets of Finco and such guarantors, in each case, subject to certain exceptions and limitations. Such collateral does not include any assets of, or equity interests in, Pacific Drilling or any of its subsidiaries.
Interest on the Second Lien Notes accrues, at Finco’s option, at a rate of: (i) 11% per annum, payable in cash; (ii) 13% per annum, with 50% of such interest to be payable in cash and 50% of such interest to be payable by issuing additional Second Lien Notes (“PIK Notes”); or (iii) 15%
per annum, with the entirety of such interest to be payable by issuing PIK Notes. Finco shall pay interest semi-annually in arrears on February 15 and August 15 of each year, commencing August 15, 2021. For accrual purposes, we have assumed we will make the next interest payment in cash and have accrued at a rate of 11%; however, the actual interest election will be made no later than the record date for such interest payment.
On or after February 15, 2024, Finco may redeem all or part of the Second Lien Notes at fixed redemption prices (expressed as percentages of the principal amount), plus accrued and unpaid interest, if any, to, but excluding, the redemption date. Finco may also redeem the Second Lien Notes, in whole or in part, at any time and from time to time on or before February 14, 2024 at a redemption price equal to 106%
of the principal amount plus accrued and unpaid interest, if any, to, but excluding, the applicable redemption date, plus a “make-whole” premium. Notwithstanding the foregoing, if a Change of Control (as defined in the Second Lien Notes Indenture) occurs prior to (but not including) February 15, 2024, then, within 120 days of such Change of Control, Finco may elect to purchase all remaining outstanding Second Lien Notes at a redemption price equal to 106% of the principal amount, plus accrued and unpaid interest, if any, to, but excluding, the applicable redemption date.
The Second Lien Notes contain covenants and events of default that the Company considers customary for notes of this type.
Pre-emergence
Debt
2017 Credit Facility
In December 2017, Noble Cayman Limited, a Cayman Islands company and a wholly-owned indirect subsidiary of Finco; Noble International Finance Company, a Cayman Islands company and a wholly-owned indirect subsidiary of Finco; and Noble Holding UK Limited, a company incorporated under the laws of England and Wales and a wholly-owned direct subsidiary of Legacy Noble (“NHUK”), as parent guarantor, entered into a senior unsecured credit agreement (as amended, the “2017 Credit Facility”). In July 2019, we executed a first amendment to our 2017 Credit Facility, which, among other things, reduced the maximum aggregate amount of commitments thereunder from $1.5 billion to $1.3 billion.
Prior to the filing of the Chapter 11 Cases, the 2017 Credit Facility was scheduled to mature in January 2023. Borrowings were available for working capital and other general corporate purposes.
The filing of the Chapter 11 Cases constituted events of default that accelerated the Company’s obligations under the indentures governing our outstanding senior notes and under our 2017 Credit Facility. In addition, the unpaid principal and interest due under our indentures and the 2017 Credit Facility became immediately due and payable. However, any efforts to enforce such payment obligations with respect to our senior notes and 2017 Credit Facility were automatically stayed as a result of the filing of the Chapter 11 Cases, and the creditors’ rights of enforcement were subject to the applicable provisions of the Bankruptcy Code. See “Note 1— Organization and Basis of Presentation” for additional information.
The Company had $545.0 million outstanding under the 2017 Credit Facility prior to the Effective Date. On the Effective Date, all outstanding obligations under the 2017 Credit Facility were terminated and the holders of claims under the 2017 Credit Facility had such obligations repaid using cash on hand, repaid using proceeds from the Rights Offering, or refinanced through the Revolving Credit Facility. On the Effective Date, all liens and security interests granted to secure such obligations were terminated and are of no further force and effect.
Seller Loans
In February 2019, we purchased the
Noble Joe Knight
for $83.8 million with a $53.6 million seller-financed secured loan (the “2019 Seller Loan”). In September 2018, we purchased the
Noble Johnny Whitstine
for $93.8 million with a $60.0 million seller-financed secured loan (the “2018 Seller Loan” and, together with the 2019 Seller Loan, the “Seller Loans”).
In April 2020, the Company agreed with the lender under the Seller Loans to pay off 85% of the outstanding principal amount of the Seller Loans in exchange for a discount to the outstanding loan balance. On April 20, 2020, the Company made a payment of $48.1 million under the 2019 Seller Loan and $53.6 million under the 2018 Seller Loan, and, upon the lender’s receipt of such payment, interest ceased accruing, and the financial covenants set forth in the agreements relating to the Seller Loans ceased to apply. On July 20, 2020, at the conclusion of the
90-day
period following the payment date, all outstanding amounts were reduced to zero, all security was released, and the Seller Loans were terminated.
Senior Notes
On the Effective Date, in accordance with the Plan, all outstanding obligations under our senior notes were cancelled and the indentures governing such obligations were cancelled, except to the limited extent expressly set forth in the Plan. See “Note 2—Chapter 11 Emergence” for additional information.
Fair Value of Debt
Fair value represents the amount at which an instrument could be exchanged in a current transaction between willing parties. The estimated fair value of our debt instruments was based on the quoted market prices for similar issues or on the current rates offered to us for debt of similar remaining maturities (Level 2 measurement). The carrying amount of the Revolving Credit Facility approximates fair value as the interest rate is variable and reflective of market rates. All remaining fair value disclosures are presented in “Note 14— Fair Value of Financial Instruments.”

The following table presents the carrying value, net of unamortized debt issuance costs and discounts or premiums, and the estimated fair value of our total debt, not including the effect of unamortized debt issuance costs, respectively:

	Successor		Predecessor
	September 30, 2021		December 31, 2020
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Senior secured notes:
11.000% Second Lien Notes due February 2028	$216,000	$239,071	$—	$—
Senior unsecured notes:
4.900% Senior Notes due August 2020	—	—	62,535	1,366
4.625% Senior Notes due March 2021	—	—	79,936	1,596
3.950% Senior Notes due March 2022	—	—	21,213	354
7.750% Senior Notes due January 2024	—	—	397,025	7,925
7.950% Senior Notes due April 2025	—	—	450,000	8,348
7.875% Senior Notes due February 2026	—	—	750,000	301,935
6.200% Senior Notes due August 2040	—	—	393,596	7,966
6.050% Senior Notes due March 2041	—	—	395,002	7,327
5.250% Senior Notes due March 2042	—	—	483,619	9,701
8.950% Senior Notes due April 2045	—	—	400,000	7,420
Credit facility:
Senior Secured Revolving Credit Facility matures July 2025	190,000	190,000	—	—
2017 Credit Facility matures January 2023	—	—	545,000	545,000

Total debt	406,000	429,071	3,977,926	898,938

Less: Current maturities of long-term debt	—	—	—	—

Long-term debt	$406,000	$429,071	$—	$—
At
September
30, 2021, there were no unamortized debt issuance costs and discounts or premiums associated with the Second Lien Notes, and $11.1 million of unamortized debt issuance costs associated with the Revolving Credit Facility. At December 31, 2020, all unamortized debt issuance costs and discounts or premiums associated with Predecessor debt had been written off.
As discussed in “Note 1—Organization and Basis of Presentation,” from the Petition Date until the Effective Date, the Company operated as a debtor-in-possession
under the jurisdiction of the Bankruptcy Court and in accordance with provisions of the Bankruptcy Code. Accordingly, all of our long-term debt obligations were presented as “Liabilities subject to compromise” on our Condensed Consolidated Balance Sheet at December 31, 2020.

Note 7—Debt
Pre-emergence
Debt
2017 Credit Facility
In December 2017, Noble Cayman Limited, a Cayman Islands company and a wholly-owned indirect subsidiary of Finco; Noble International Finance Company, a Cayman Islands company and a wholly-owned indirect subsidiary of Finco; and Noble Holding UK Limited, a company incorporated under the laws of England and Wales and a wholly-owned direct subsidiary of Legacy Noble (“NHUK”), as parent guarantor, entered into a senior unsecured credit agreement (as amended, the “2017 Credit Facility”). In July 2019, we executed a first amendment to our 2017 Credit Facility, which, among other things, reduced the maximum aggregate amount of commitments thereunder from $1.5 billion to $1.3 billion. As a result of such reduction in the maximum aggregate amount of commitments, we recognized a net loss of approximately $0.7 million in the year ended December 31, 2019.
Prior to the filing of the Chapter 11 Cases, the 2017 Credit Facility was scheduled to mature in January 2023. Borrowings were available for working capital and other general corporate purposes. The 2017 Credit Facility provided for a letter of credit sub-facility
in the amount of $15.0 million, with the ability to increase such amount up to $500.0 million with the approval of the lenders. The 2017 Credit Facility had provisions that varied the applicable interest rates for borrowings based upon our debt ratings. Borrowings under the 2017 Credit Facility bore interest at LIBOR plus an applicable margin. NHUK guaranteed the obligations of the borrowers under the 2017 Credit Facility. In addition, certain indirect subsidiaries of Legacy Noble that owned rigs were guarantors under the 2017 Credit Facility.
In April 2020, we borrowed $100.0 million under the 2017 Credit Facility to pay down our indebtedness under the Seller Loans (as defined herein) as further described below. At December 31, 2020, we had $545.0 million of borrowings outstanding under the 2017 Credit Facility. At December 31, 2020, we had $8.8 million of letters of credit issued under the 2017 Credit Facility and an additional $6.0 million in letters of credit and surety bonds issued under unsecured or cash collateralized bilateral arrangements.
The filing of the Chapter 11 Cases constituted events of default that accelerated the Company’s obligations under the indentures governing our outstanding senior notes and under our 2017 Credit Facility. In addition, the unpaid principal and interest due under our indentures and the 2017 Credit Facility became immediately due and payable. However, any efforts to enforce such payment obligations with respect to our senior notes and 2017 Credit Facility were automatically stayed as a result of the filing of the Chapter 11 Cases, and the creditors’ rights of enforcement were subject to the applicable provisions of the Bankruptcy Code. See “Note 1— Organization and Basis of Presentation” for additional information.
On the Effective Date, all outstanding obligations under the 2017 Credit Facility were terminated and the holders of claims under the 2017 Credit Facility had such obligations refinanced through the Exit Credit Facility. On the Effective Date, all liens and security interests granted to secure such obligations were terminated and are of no further force and effect.
2015 Credit Facility
Effective January 2018, in connection with entering into the 2017 Credit Facility, we amended our $300.0 million senior unsecured credit facility that would have matured in January 2020 and was guaranteed by our indirect, wholly-owned subsidiaries, Noble Holding (U.S.) LLC and Noble Holding International Limited (“NHIL”), a finance subsidiary of Finco, (as amended, the “2015 Credit Facility”). As a result of the 2015 Credit Facility’s reduction in the aggregate principal amount of commitments, we recognized a net loss of approximately $2.3 million in the year ended December 31, 2018. On December 20, 2019, we repaid $300.0 million of outstanding borrowings and terminated the 2015 Credit Facility.

Seller Loans
In February 2019, we purchased the
Noble Joe Knight
for $83.8 million with a $53.6 million seller-financed secured loan (the “2019 Seller Loan”). The 2019 Seller Loan had a term of four years and required a 5% principal payment at the end of the third year with the remaining 95% of the principal due at the end of the term. The 2019 Seller Loan bore a cash interest rate of 4.25% and the equivalent of a 1.25% interest rate paid-in-kind
over the four-year term of the 2019 Seller Loan. Based on the terms of the 2019 Seller Loan, the 1.25%
paid-in-kind
interest rate was accelerated into the first year, resulting in an overall first year interest rate of 8.91%, of which only 4.25% was payable in cash. Thereafter, the paid-in-kind
interest ended and the cash interest rate of 4.25% was payable for the remainder of the term.
In September 2018, we purchased the
Noble Johnny Whitstine
for $93.8 million with a $60.0 million seller-financed secured loan (the “2018 Seller Loan” and, together with the 2019 Seller Loan, the “Seller Loans”). The 2018 Seller Loan had a term of four years and required a 5% principal payment at the end of the third year with the remaining 95% of the principal due at the end of the term. The 2018 Seller Loan bore a cash interest rate of 4.25% and the equivalent of a 1.25% interest rate paid-in-kind
over the four-year term of the 2018 Seller Loan. Based on the terms of the 2018 Seller Loan, the 1.25%
paid-in-kind
interest rate was accelerated into the first year, resulting in an overall first year interest rate of 8.91%, of which only 4.25% was payable in cash. Thereafter, the paid-in-kind
interest ended and the cash interest rate of 4.25% was payable for the remainder of the term.
Both of the Seller Loans were guaranteed by Finco and each was secured by a mortgage on the applicable rig and by the pledge of the shares of the applicable single-purpose entity that owned the relevant rig. Each Seller Loan contained a debt to total capitalization ratio requirement that such ratio not exceed 0.55 at the end of each fiscal quarter, a $300.0 million minimum liquidity financial covenant and an asset and revenue covenant substantially similar to the Guaranteed Notes, as well as other covenants and provisions customarily found in secured transactions, including a cross-default provision. Each Seller Loan required immediate repayment on the occurrence of certain events, including the termination of the drilling contract associated with the relevant rig or circumstances in connection with a material adverse effect.
In April 2020, the Company agreed with the lender under the Seller Loans to pay off 85% of the outstanding principal amount of the Seller Loans in exchange for a discount to the outstanding loan balance. On April 20, 2020, the Company made a payment of $48.1 million under the 2019 Seller Loan and $53.6 million under the 2018 Seller Loan, and, upon the lender’s receipt of such payment, interest ceased accruing, and the financial covenants set forth in the agreements relating to the Seller Loans ceased to apply. On July 20, 2020, at the conclusion of the
90-day
period following the payment date, all outstanding amounts were reduced to zero, all security was released, and the Seller Loans were terminated.
As a result of the early repayment of the Seller Loans and the conclusion of the
90-day
period following the payment date, we recognized gains of approximately and $17.3 million in the year ended December 31, 2020.
Senior Notes
In March 2019, we completed cash tender offers for our Senior Notes due 2020, Senior Notes due 2021, Senior Notes due 2022 and Senior Notes due 2024. Pursuant to such tender offers, we purchased $440.9 million aggregate principal amount of these senior notes for $400.0 million, plus accrued interest, using cash on hand and borrowings under the 2015 Credit Facility. As a result of these transactions, we recognized a net gain of approximately $31.3 million.
On the Effective Date, in accordance with the Plan, all outstanding obligations under our senior notes were cancelled and the
indentures governing such obligations were cancelled, except to the limited extent expressly set forth in the Plan.
Fair Value of Debt
Fair value represents the amount at which an instrument could be exchanged in a current transaction between willing parties. The estimated fair value of our debt instruments was based on the quoted market prices for similar issues or on the current rates offered to us for debt of similar remaining maturities (Level 2 measurement). All remaining fair value disclosures are presented in “Note 15—Fair Value of Financial Instruments.”
The following table presents the carrying value, net of unamortized debt issuance costs and discounts, and the estimated fair value of our total debt, not including the effect of unamortized debt issuance costs, respectively:

	December 31, 2020 (1)		December 31, 2019
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Senior unsecured notes
4.900% Senior Notes due August 2020	$62,535	$1,366	$62,505	$60,660
4.625% Senior Notes due March 2021	79,936	1,596	79,854	64,262
3.950% Senior Notes due March 2022	21,213	354	21,181	12,170
7.750% Senior Notes due January 2024	397,025	7,925	389,800	211,035
7.950% Senior Notes due April 2025	450,000	8,348	446,962	228,515
7.875% Senior Notes due February 2026	750,000	301,935	739,371	546,353
6.200% Senior Notes due August 2040	393,596	7,966	390,526	149,134
6.050% Senior Notes due March 2041	395,002	7,327	389,809	142,646
5.250% Senior Notes due March 2042	483,619	9,701	478,122	176,265
8.950% Senior Notes due April 2045	400,000	7,420	390,763	164,664
Seller loans:
Seller-financed secured loan due September 2022	—	—	62,453	36,968
Seller-financed secured loan due February 2023	—	—	55,658	31,175
Credit facility:
2017 Credit Facility due to mature January 2023	545,000	545,000	335,000	335,000

Total debt	3,977,926	898,938	3,842,004	2,158,847

Less: Current maturities of long-term debt	—	—	62,505	60,660

Long-term debt (2)	$—	$—	$3,779,499	$2,098,187

(1)	Includes write-off of applicable deferred financing cost and discounts of $45.5 million. See “Note 2— Chapter 11 Proceedings” for additional information.

(2)	All of our long-term debt as of December 31, 2020 has been presented as “Liabilities subject to compromise”. See “Note 2—Chapter 11 Proceedings” for additional information.
As discussed in “Note 1—Organization and Basis of Presentation,” since the Petition Date, the Company operated as a debtor-in-possession
under the jurisdiction of the Bankruptcy Court and in accordance with provisions of the Bankruptcy Code. Accordingly, all of our long-term debt obligations have been presented as “Liabilities subject to compromise” on our Consolidated Balance Sheet at December 31, 2020.
On the Effective Date, in accordance with the Plan, all outstanding obligations under our senior notes were cancelled and the indentures governing such obligations were cancelled, except to the limited extent expressly set forth in the Plan. See “Note 2—Chapter 11 Proceedings” for additional information.
Post-emergence Debt
Senior Secured Exit Revolving Credit Facility
On the Effective Date, Finco and Noble International Finance Company (“NIFCO”) entered into the Exit Credit Agreement providing for the $675.0 million Exit Credit Facility and canceled all debt that existed immediately prior to the Effective Date. The Exit Credit Facility matures on July 31, 2025. Subject to the satisfaction of certain conditions, Finco may from time to time designate one or more of Finco’s other wholly-owned subsidiaries as additional borrowers under the Exit Credit Agreement (collectively with Finco and NIFCO, the “Borrowers”). As of the Effective Date, $177.5 million of loans were outstanding, and $8.8 million of letters of credit were issued, under the Exit Credit Facility.
All obligations of the Borrowers under the Exit Credit Agreement, certain cash management obligations and certain swap obligations are unconditionally guaranteed, on a joint and several basis, by Finco and certain of its direct and indirect subsidiaries (collectively with the Borrowers, the “Credit Parties”), including a guarantee by each Borrower of the obligations of each other Borrower under the Exit Credit Agreement. All such obligations, including the guarantees of the Exit Credit Facility, are secured by senior priority liens on substantially all assets of, and the equity interests in, each Credit Party, including all of the rigs owned by the Company as of the Effective Date or acquired thereafter and certain assets related thereto, in each case, subject to certain exceptions and limitations described in the Exit Credit Agreement.
The loans outstanding under the Exit Credit Facility bear interest at a rate per annum equal to the applicable margin plus, at Finco’s option, either: (i) the reserve-adjusted LIBOR or (ii) a base rate, determined as the greatest of (x) the prime loan rate as published in the Wall Street Journal, (y) the federal funds effective rate plus 1/2 of 1%, and (z) the reserve-adjusted one-month
LIBOR plus 1%. The applicable margin is initially 4.75% per annum for LIBOR loans and 3.75% per annum for base rate loans and will be increased by 50 basis points after July 31, 2024, and may be increased by an additional 50 basis points under certain conditions described in the Exit Credit Agreement.
The Borrowers are required to pay a quarterly commitment fee to each lender under the Exit Credit Agreement, which accrues at a rate per annum equal to 0.50% on the average daily unused portion of such lender’s commitments under the Exit Credit Facility. The Borrowers are also required to pay customary letter of credit and fronting fees.

Borrowings under the Exit Credit Agreement may be used for working capital and other general corporate purposes. Availability of borrowings under the Exit Credit Agreement is subject to the satisfaction of certain conditions, including restrictions on borrowings if, after giving effect to any such borrowings and the application of the proceeds thereof, (i) the aggregate amount of Available Cash (as defined in the Exit Credit Agreement) would exceed $100 million, (ii) the Consolidated First Lien Net Leverage Ratio (as defined in the Exit Credit Agreement) would be greater than 5.50 to 1.00 and the aggregate principal amount outstanding under the Exit Credit Facility would exceed $610 million, or (iii) the Asset Coverage Ratio (as described below) would be less than 2.00 to 1.00.
Mandatory prepayments and, under certain circumstances, commitment reductions are required under the Exit Credit Facility in connection with (i) certain asset sales, asset swaps and events of loss (subject to reinvestment rights if no event of default exists) and (ii) certain debt issuances. Available Cash in excess of $150 million is also required to be applied periodically to prepay loans (without a commitment reduction). The loans under the Exit Credit Facility may be voluntarily prepaid, and the commitments thereunder voluntarily terminated or reduced, by the Borrowers at any time without premium or penalty, other than customary breakage costs.
The Exit Credit Agreement obligates Finco and its restricted subsidiaries to comply with the following financial maintenance covenants:

•
as of the last day of each fiscal quarter in 2021, Adjusted EBITDA (as defined in the Exit Credit Agreement) is not permitted to be lower than (i) $70 million for the four fiscal quarter period ending March 31, 2021, (ii) $40 million for the four fiscal quarter period ending June 30, 2021 and (iii) $25 million for the four fiscal quarter periods ending on each of September 30, 2021 and December 31, 2021;

•
as of the last day of each fiscal quarter ending on or after March 31, 2022, the ratio of Adjusted EBITDA to Cash Interest Expense (as defined in the Exit Credit Agreement) is not permitted to be less than (i) 2.00 to 1.00 for each four fiscal quarter period ending on or after March 31, 2022 until June 30, 2024, and (ii) 2.25 to 1.00 for each four fiscal quarter period ending thereafter; and

•
for each fiscal quarter ending on or after June 30, 2021, the ratio of (x) Asset Coverage Aggregate Rig Value (as defined in the Exit Credit Agreement) to (y) the aggregate principal amount of loans and letters of credit outstanding under the Exit Credit Facility (the “Asset Coverage Ratio”) as of the last day of any such fiscal quarter is not permitted to be less than 2.00 to 1.00.

The Exit Credit Facility contains affirmative and negative covenants, representations and warranties and events of default that the Company considers customary for facilities of this type.
Second Lien Notes Indenture
On the Effective Date, pursuant to the Backstop Commitment Agreement and in accordance with the Plan, Noble and Finco consummated the Rights Offering of Second Lien Notes and associated New Shares at an aggregate subscription price of $200.0 million.

On the Effective Date, Finco issued an aggregate principal amount of $216 million of Second Lien Notes, which includes the aggregate subscription price of $200.0 million plus a backstop fee of $16.0 million which was paid in kind. The Second Lien Notes mature on February 15, 2028. The Second Lien Notes are fully and unconditionally guaranteed, jointly and severally, on a senior secured second-priority basis, by the direct and indirect subsidiaries of Finco that are Credit Parties under the Exit Credit Facility. The Second Lien Notes and such guarantees are secured by senior priority liens on the assets subject to liens securing the Exit Credit Facility, including the equity interests in Finco and each guarantor of the Second Lien Notes, all of the rigs owned by the Company as of the Effective Date or acquired thereafter, certain assets related thereto, and substantially all other assets of Finco and such guarantors, in each case, subject to certain exceptions and limitations.
Interest on the Second Lien Notes accrues, at Finco’s option, at a rate of: (i) 11% per annum, payable in cash; (ii) 13% per annum, with 50% of such interest to be payable in cash and 50% of such interest to be payable by issuing additional Second Lien Notes (“PIK Notes”); or (iii) 15% per annum, with the entirety of such interest to be payable by issuing PIK Notes. Finco shall pay interest semi-annually in arrears on February 15 and August 15 of each year, commencing August 15, 2021.
On or after February 15, 2024, Finco may redeem all or part of the Second Lien Notes at fixed redemption prices (expressed as percentages of the principal amount), plus accrued and unpaid interest, if any, to, but excluding, the redemption date. Finco may also redeem the Second Lien Notes, in whole or in part, at any time and from time to time on or before February 14, 2025 at a redemption price equal to 106% of the principal amount plus accrued and unpaid interest, if any, to, but excluding, the applicable redemption date, plus a “make-whole” premium. Notwithstanding the foregoing, if a Change of Control (as defined in the Second Lien Notes Indenture) occurs prior to (but not including) February 15, 2024, then, within 120 days of such Change of Control, Finco may elect to purchase all remaining outstanding Second Lien Notes at a redemption price equal to 106% of the principal amount, plus accrued and unpaid interest, if any, to, but excluding, the applicable redemption date.
The Second Lien Notes contain covenants and events of default that the Company considers customary for notes of this type.